Investments and fair value measurements - Schedule of Unrealized Loss on Held-to-Maturity Debt Securities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of Held-to-maturity Securities [Line Items]
HTM, Less than 12 months, Fair value	$ 22,976,000	$ 13,645,000
HTM, Less than 12 months, Unrealized losses	(208,000)	(53,000)
HTM, Greater than 12 months, Fair value	605,000	0
HTM, Greater than 12 months, Unrealized losses	(15,000)	0
HTM, Fair value	23,581,000	13,645,000
HTM, Unrealized losses	(223,000)	(53,000)
Corporate debt securities
Schedule of Held-to-maturity Securities [Line Items]
HTM, Less than 12 months, Fair value	18,309,000	8,464,000
HTM, Less than 12 months, Unrealized losses	(192,000)	(53,000)
HTM, Greater than 12 months, Fair value	605,000	0
HTM, Greater than 12 months, Unrealized losses	(15,000)	0
HTM, Fair value	18,914,000	8,464,000
HTM, Unrealized losses	(207,000)	(53,000)
U.S. Treasury securities
Schedule of Held-to-maturity Securities [Line Items]
HTM, Less than 12 months, Fair value	4,667,000	5,181,000
HTM, Less than 12 months, Unrealized losses	(16,000)	0
HTM, Greater than 12 months, Fair value	0	0
HTM, Greater than 12 months, Unrealized losses	0	0
HTM, Fair value	4,667,000	5,181,000
HTM, Unrealized losses	(16,000)	0
Certificate of deposits
Schedule of Held-to-maturity Securities [Line Items]
HTM, Less than 12 months, Fair value	0	0
HTM, Less than 12 months, Unrealized losses	0	0
HTM, Greater than 12 months, Fair value	0	0
HTM, Greater than 12 months, Unrealized losses	0	0
HTM, Fair value	0	0
HTM, Unrealized losses	$ 0	$ 0